Nature of the Business and Basis of Presentation (Details) $ / shares in Units, $ in Thousands					1 Months Ended		3 Months Ended				5 Months Ended	8 Months Ended	9 Months Ended
	Jun. 16, 2025 $ / shares shares	Jun. 13, 2025 $ / shares shares	Jun. 12, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Jun. 30, 2025 shares	Oct. 31, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Feb. 14, 2025 USD ($) $ / shares	Jun. 12, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares	Jun. 15, 2025 $ / shares
Class of Stock [Line Items]
Stock split, conversion ratio		0.01
Common stock, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001					$ 0.001			$ 0.001			$ 0.001	$ 0.001
Net loss | $				$ 2,631			$ 24,607	$ 21,790	$ 15,148	$ 17,867			$ 61,545
Accumulated deficit | $							79,412			17,867			79,412
Cash used for operating activity | $				$ 0						(6,269)			(44,792)
Cash and cash equivalents | $							$ 133,265			34,766			$ 133,265
Cash | $										$ 34,766
Pre-Merger Sale of Common Stock and Warrants
Class of Stock [Line Items]
Consideration received | $											$ 200,000	$ 200,000
Series Seed Convertible Preferred Stock
Class of Stock [Line Items]
Convertible preferred stock, par value (in dollars per shares) | $ / shares							$ 0.0001			$ 0.0001			$ 0.0001
Series A Non-Voting Preferred Shares
Class of Stock [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares							$ 0.001			$ 0.001			$ 0.001
Recapitalization exchange ratio		0.0001445
Number of exercisable shares (in shares)					2,890
Shares issued upon conversion (in shares)	1
Ordinary Shares
Class of Stock [Line Items]
Recapitalization exchange ratio		0.1445
Number of shares issued and sold (in shares)			85,506,824
Warrants, exercisable (in shares)		2,767,122	19,149,690									19,149,690
Estimated purchase price (in dollars per share) | $ / shares			$ 1.9110								$ 1.9110	$ 1.9110
Stock converted (in shares)		12,355,716
Shares issued upon conversion (in shares)	1
Convertible Notes Payable
Class of Stock [Line Items]
Number of shares issued and sold (in shares)			8,392,303
Consideration received | $						$ 37,500
Accrued interest | $			$ 3,000
Number of exercisable shares (in shares)			21,200,564
Convertible Notes Payable | Fairmount Convertible Note Purchase Agreement
Class of Stock [Line Items]
Number of exercisable shares (in shares)			12,808,261
Convertible notes payable | $						37,500	$ 0						$ 0
Convertible Notes Payable | Fairmount Convertible Note Purchase Agreement | Related Party
Class of Stock [Line Items]
Convertible notes payable | $						15,000
Convertible Notes Payable | Fairmount Convertible Note Purchase Agreement | Fairmount Healthcare Fund II L.P. | Related Party
Class of Stock [Line Items]
Convertible notes payable | $						$ 15,000
Convertible Notes Payable | Ordinary Shares
Class of Stock [Line Items]
Stock converted (in shares)		1,850,790
Pre-Funded Warrant
Class of Stock [Line Items]
Warrants, issued and sold (in shares)			19,149,690
Estimated purchase price (in dollars per share) | $ / shares			$ 13.22									13.22
Estimated purchase price warrants (in dollars per share) | $ / shares		$ 1.000	$ 1.9109								$ 1.9109	$ 1.9109
Warrants converted (in shares)		2,767,122
Pre-Funded Warrant | Convertible Notes Payable
Class of Stock [Line Items]
Warrants converted (in shares)		1,212,683